Schedule H, Line 4i- Schedule of Assets (Held at End of Year) (Detail) - EBP 022 [Member] - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Entity Tax Identification Number		04-2271897
EBP, Plan Number		022
EBP, Note Receivable from Participant		$ 3,617,716 [1]	$ 3,393,279
EBP, Asset Held for Investment		923,888,139
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 920,270,423
Investment, Identifier [Axis]: Cabot Corporation | Company Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Cabot Corporation [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Company Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[1]	$ 40,128,718
EBP, Asset Held for Investment, Party-in-Interest [true false]	[1]	true
Investment, Identifier [Axis]: MFS Growth Equity Fund Class S | Common collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		MFS Growth Equity Fund Class S [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[1]	$ 78,774,367
EBP, Asset Held for Investment, Party-in-Interest [true false]	[1]	true
Investment, Identifier [Axis]: Vanguard Explorer Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vanguard Explorer Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[1]	$ 31,460,073
EBP, Asset Held for Investment, Party-in-Interest [true false]	[1]	true
Investment, Identifier [Axis]: Vanguard Extended Market Index Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vanguard Extended Market Index Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[1]	$ 42,173,888
EBP, Asset Held for Investment, Party-in-Interest [true false]	[1]	true
Investment, Identifier [Axis]: Vanguard Federal Money Market Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vanguard Federal Money Market Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[1]	$ 772,359
EBP, Asset Held for Investment, Party-in-Interest [true false]	[1]	true
Investment, Identifier [Axis]: Vanguard Inflation-Protected Securities Fund: Adm Shares | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vanguard InflationProtected Securities Fund Adm Shares [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[1]	$ 6,474,952
EBP, Asset Held for Investment, Party-in-Interest [true false]	[1]	true
Investment, Identifier [Axis]: Vanguard Institutional Index Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vanguard Institutional Index Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[1]	$ 187,678,826
EBP, Asset Held for Investment, Party-in-Interest [true false]	[1]	true
Investment, Identifier [Axis]: Vanguard International Growth Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vanguard International Growth Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[1]	$ 31,787,218
EBP, Asset Held for Investment, Party-in-Interest [true false]	[1]	true
Investment, Identifier [Axis]: Vanguard International Value Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vanguard International Value Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[1]	$ 9,076,017
EBP, Asset Held for Investment, Party-in-Interest [true false]	[1]	true
Investment, Identifier [Axis]: Vanguard Retirement Savings Trust III | Common collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vanguard Retirement Savings Trust III [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[1]	$ 31,672,951
EBP, Asset Held for Investment, Party-in-Interest [true false]	[1]	true
Investment, Identifier [Axis]: Vanguard Short-term Federal Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vanguard Shortterm Federal Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[1]	$ 17,810,768
EBP, Asset Held for Investment, Party-in-Interest [true false]	[1]	true
Investment, Identifier [Axis]: Vanguard Target Retirement 2020 Trust II | Common collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vanguard Target Retirement 2020 Trust II [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[1]	$ 10,526,514
EBP, Asset Held for Investment, Party-in-Interest [true false]	[1]	true
Investment, Identifier [Axis]: Vanguard Target Retirement 2025 Trust II | Common collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vanguard Target Retirement 2025 Trust II [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[1]	$ 12,754,099
EBP, Asset Held for Investment, Party-in-Interest [true false]	[1]	true
Investment, Identifier [Axis]: Vanguard Target Retirement 2030 Trust II | Common collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vanguard Target Retirement 2030 Trust II [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[1]	$ 38,858,350
EBP, Asset Held for Investment, Party-in-Interest [true false]	[1]	true
Investment, Identifier [Axis]: Vanguard Target Retirement 2035 Trust II | Common collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vanguard Target Retirement 2035 Trust II [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[1]	$ 31,540,660
EBP, Asset Held for Investment, Party-in-Interest [true false]	[1]	true
Investment, Identifier [Axis]: Vanguard Target Retirement 2040 Trust II | Common collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vanguard Target Retirement 2040 Trust II [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[1]	$ 25,569,787
EBP, Asset Held for Investment, Party-in-Interest [true false]	[1]	true
Investment, Identifier [Axis]: Vanguard Target Retirement 2045 Trust II | Common collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vanguard Target Retirement 2045 Trust II [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[1]	$ 30,041,639
EBP, Asset Held for Investment, Party-in-Interest [true false]	[1]	true
Investment, Identifier [Axis]: Vanguard Target Retirement 2050 Trust II | Common collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vanguard Target Retirement 2050 Trust II [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[1]	$ 31,012,717
EBP, Asset Held for Investment, Party-in-Interest [true false]	[1]	true
Investment, Identifier [Axis]: Vanguard Target Retirement 2055 Trust II | Common collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vanguard Target Retirement 2055 Trust II [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[1]	$ 17,130,703
EBP, Asset Held for Investment, Party-in-Interest [true false]	[1]	true
Investment, Identifier [Axis]: Vanguard Target Retirement 2060 Trust II | Common collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vanguard Target Retirement 2060 Trust II [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[1]	$ 7,784,829
EBP, Asset Held for Investment, Party-in-Interest [true false]	[1]	true
Investment, Identifier [Axis]: Vanguard Target Retirement 2065 Trust II | Common collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vanguard Target Retirement 2065 Trust II [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[1]	$ 3,063,372
EBP, Asset Held for Investment, Party-in-Interest [true false]	[1]	true
Investment, Identifier [Axis]: Vanguard Target Retirement 2070 Trust II| Common collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vanguard Target Retirement 2070 Trust II [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[1]	$ 546,925
EBP, Asset Held for Investment, Party-in-Interest [true false]	[1]	true
Investment, Identifier [Axis]: Vanguard Target Retirement Income Trust II | Common collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vanguard Target Retirement Income Trust II [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[1]	$ 8,693,862
EBP, Asset Held for Investment, Party-in-Interest [true false]	[1]	true
Investment, Identifier [Axis]: Vanguard Target Retirement Income and Growth Trust II | Common collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vanguard Target Retirement Income and Growth Trust II [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[1]	$ 6,995
EBP, Asset Held for Investment, Party-in-Interest [true false]	[1]	true
Investment, Identifier [Axis]: Vanguard Total Bond Market Index Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vanguard Total Bond Market Index Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[1]	$ 64,937,034
EBP, Asset Held for Investment, Party-in-Interest [true false]	[1]	true
Investment, Identifier [Axis]: Vanguard Total International Bond Index Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vanguard Total International Bond Index Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[1]	$ 13,407,219
EBP, Asset Held for Investment, Party-in-Interest [true false]	[1]	true
Investment, Identifier [Axis]: Vanguard Total International Stock Index Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vanguard Total International Stock Index Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[1]	$ 51,497,298
EBP, Asset Held for Investment, Party-in-Interest [true false]	[1]	true
Investment, Identifier [Axis]: Vanguard Wellington Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vanguard Wellington Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[1]	$ 53,527,889
EBP, Asset Held for Investment, Party-in-Interest [true false]	[1]	true
Investment, Identifier [Axis]: Vanguard Windsor II Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vanguard Windsor II Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[1]	$ 41,560,394
EBP, Asset Held for Investment, Party-in-Interest [true false]	[1]	true
Maximum [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate		10.50%
Maximum [Member] | Investment, Identifier [Axis]: Notes Receivable from Participants
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate		10.50%
Minimum [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate		5.25%
Minimum [Member] | Investment, Identifier [Axis]: Notes Receivable from Participants
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate		5.25%

[1]	Indicates party-in-interest to the Plan